Schedule of Segment Identifiable Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated identifiable assets		$ 1,649	$ 5,292
Total consolidated identifiable assets	$ 666	1,649
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated identifiable assets		1,348	3,834
Total consolidated identifiable assets	446	1,348
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated identifiable assets		126	1,266
Total consolidated identifiable assets	55	126
Other Foreign Markets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated identifiable assets		175	$ 192
Total consolidated identifiable assets	$ 165	$ 175